SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 144	$ 66	$ 95
Stock repurchase program, shares repurchased				1,111,796
Incentive Share Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares still available for future grant	932,069
Unrecognized compensation cost related to non-vested stock options	$ 266
Unrecognized compensation cost, recognition period	1 year 5 months 19 days
Incentive Share Option Plans [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	4 years
Expiration period of granted options	10 years
Incentive Share Option Plans [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	2 years
Expiration period of granted options	7 years